TWO ROADS SHARED TRUST

WEALTHFRONT RISK PARITY FUND

Class W WFRPX

Incorporated herein by reference is the supplement to the Prospectus for the Wealthfront Risk Parity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 18, 2018 (SEC Accession No. 0001580642-18-002109).